SUPPLEMENT TO THE VARIABLE ANNUITY PROSPECTUS

       THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                       FS VARIABLE SEPARATE ACCOUNT
           Polaris II A-Class Platinum Series NY Variable Annuity

===============================================================================

The United States Life Insurance Company in the City of New York ("US Life") is amending the Prospectus for the purpose of adding the following information.


               MARKETLOCK FOR LIFE EXTENSION PARAMETERS
               ----------------------------------------

The information below is important to you if you purchased a contract between May 1, 2009 and May 1, 2010 and you elected the MarketLock For Life living benefit. As described in the prospectus you received when you purchased the contract, the initial Income Base Evaluation Period ends after the fifth contract year. On or about your fifth contract anniversary you have an opportunity to extend the Income Base Evaluation Period (the "Extension") for an additional five years. In choosing the Extension, your fee and investment requirements will change as detailed below. No other parameters or terms of your current benefit will change as a result of the Extension.

If you do not wish to elect the Extension, no further action is required by you. Your living benefit will continue without change. You will continue to pay the same fee and can take the Maximum Annual Withdrawal Amount in effect at the end of the Income Base Evaluation Period. You will also have the same investment requirements. However, your Income Base will no longer be adjusted for higher anniversary values. Please note that if you do not elect the Extension on or about your fifth anniversary, you will not be permitted to extend the Income Base Evaluation Period in the future.

As a reminder, you also have the option to cancel your MarketLock For Life living benefit on your fifth or tenth anniversaries, or any anniversary after the tenth. If you elect to cancel your feature, you will no longer receive the guarantees of the MarketLock For Life living benefit and you will no longer be charged the fee. Please see "Can MarketLock For Life be cancelled?" in the MarketLock For Life section under OPTIONAL LIVING BENEFITS in the prospectus.

As with all important financial decisions, we recommend that you discuss this with your financial representative. You should refer to both the prospectus and the contract endorsement you received at the time of your purchase. If you do not have a prospectus, you can call our Annuity Service Center at
(800) 445-7862 and we will provide one to you. If you elect the Extension, we will send you a new contract endorsement.

How do I elect the Extension?

To elect the Extension, you must complete the Election Form we send you. The terms of the Extension for contract purchased between May 1, 2009 and May 1, 2010 are detailed below. The Income Base Evaluation Period may be extended for an additional 5 year period.

As a reminder, the Income Base Evaluation Period refers to the period of time over which we consider anniversary values. These components are used to calculate the Income Base, which determines your Maximum Annual Withdrawal Amount.


What is the fee if I elect the Extension?

If you elect the Extension, the fee for the feature will be increased by 0.25% as follows:


                    Current Annualized Fee     Annualized Fee After Extension
                      (calculated as a         (calculated as a percentage of
    Number of         percentage of the                the Income Base)
 Covered Persons         Income Base)
 ---------------    ----------------------     ------------------------------

      One                  0.70%                         0.95%
      Two                  0.95%                         1.20%




What are the investment requirements if I elect the Extension?

If you elect the Extension, you must allocate your assets in accordance with one of the following options:
-----------------------------------------------------------------------------
Option 1     100% in one of the following:
                    Polaris Portfolio Allocator Model A*
                    Polaris Portfolio Allocator Model B*

             * Please see the allocations for the currently available Polaris
                  Portfolio Allocator Models below.
-----------------------------------------------------------------------------
Option 2     100% to one or more of the following:
                    American Funds Asset Allocation
                    Asset Allocation
                    Balanced
                    Cash Management
                    Franklin Income VIP Fund
                    MFS Total Return
-----------------------------------------------------------------------------


               POLARIS PORTFOLIO ALLOCATOR PROGRAM
               -----------------------------------

The Polaris Portfolio Allocator Models listed below are those that are currently available. The Models are reconfigured from time to time. However, once you invest in a Model, the percentages of your contract value allocated to each Variable Portfolio within a Model will not be changed by us. If you purchased your contract prior to the current allocations of the Models specified below, any subsequent Purchase Payments will be invested in the same Model as your current investment and will not be invested in the Model allocations specified below unless you provide us with specific instructions to do so. You should speak with your financial representative about how to keep the Variable Portfolio allocations in each Model in line with your investment goals over time. We reserve the right to change the Variable Portfolios and/or allocations to certain Variable Portfolios in each model to the extent that Variable Portfolios are liquidated, substituted, merged or otherwise reorganized. We reserve the right to modify, suspend or terminate the Polaris Portfolio Allocator program at any time.


                                    Polaris     Polaris    Polaris     Polaris
                                   Portfolio   Portfolio  Portfolio   Portfolio
                                   Allocator   Allocator  Allocator   Allocator
                                    Model A     Model B    Model C     Model D
                                     2014        2014       2014*       2014*
                                   --------    ---------  ---------   ---------
American Funds Global Growth         3.0%        3.0%        4.0%        8.0%
American Funds Growth 	             2.0%        2.0%        2.0%        3.0%
American Funds Growth-Income         1.0%        1.0%        1.0%        5.0%
Blue Chip Growth                     4.0%        4.0%        5.0%        8.0%
Capital Appreciation                 2.0%        3.0%        4.0%        5.0%
Corporate Bond                       9.0%        8.0%        7.0%        1.0%
Davis Venture Value                  4.0%        4.0%        4.0%        6.0%
"Dogs" of Wall Street                3.0%        3.0%        3.0%        4.0%
Emerging Markets                     0.0%        1.0%        2.0%        2.0%
Equity Opportunities                 2.0%        3.0%        4.0%        6.0%
Foreign Value                        2.0%        3.0%        3.0%        3.0%
Global Bond                          4.0%        4.0%        2.0%        2.0%
Government and Quality Bond         10.0%        9.0%        7.0%        2.0%
Growth-Income                        5.0%        6.0%        7.0%        8.0%
High-Yield Bond                      4.0%        3.0%        1.0%        0.0%
Invesco V.I. Comstock Fund,
    Series II Shares	             5.0%        6.0%        8.0%        8.0%
Invesco V.I. Growth and Income Fund,
    Series II Shares                 6.0%        7.0%        8.0%        8.0%
Marsico Focused Growth               1.0%        2.0%        3.0%        4.0%
MFS Massachusetts Investors Trust    8.0%        8.0%        8.0%        8.0%
Real Estate                          0.0%        0.0%        0.0%        1.0%
Real Return                          9.0%        5.0%        3.0%        0.0%
Small & Mid Cap Value                2.0%        2.0%        2.0%        2.0%
Small Company Value                  0.0%        2.0%        2.0%        1.0%
Total Return Bond                  14.00%      11.00%      10.00%        5.0%
-----------------------------     -------     -------     -------     -------
Total                             100.00%     100.00%     100.00%     100.00%

*Not available with the election of certain living benefits.



Dated:  August 15, 2014

                  Please keep this Supplement with your Prospectus